Annual Operating Expenses {- Fidelity Advisor® Emerging Asia Fund} - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-16 - Fidelity Advisor® Emerging Asia Fund	Dec. 30, 2022
Fidelity Advisor Emerging Asia Fund-Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual operating expenses	1.25%
Fidelity Advisor Emerging Asia Fund-Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.34%
Total annual operating expenses	1.52%
Fidelity Advisor Emerging Asia Fund-Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual operating expenses	1.99%
Fidelity Advisor Emerging Asia Fund - Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%
Total annual operating expenses	0.97%
Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.84%